Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Direxion Shares ETF Trust
Prospectus Date	rr_ProspectusDate	Feb. 28, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Direxion Daily Energy Bull 2X Shares (ERX)
Direxion Daily Energy Bear 2X Shares (ERY)
Direxion Daily Consumer Discretionary Bull 3X Shares (WANT)
Direxion Daily Financial Bull 3X Shares (FAS)
Direxion Daily Financial Bear 3X Shares (FAZ)
Direxion Daily Healthcare Bull 3X Shares (CURE)
Direxion Daily Real Estate Bull 3X Shares (DRN)
Direxion Daily Real Estate Bear 3X Shares (DRV)
Direxion Daily Industrials Bull 3X Shares (DUSL)
Direxion Daily Technology Bull 3X Shares (TECL)
Direxion Daily Technology Bear 3X Shares (TECS)
Direxion Daily Utilities Bull 3X Shares (UTSL)
(each, a “Fund” and together, the “Funds”)Supplement dated September 25, 2024 to the
Summary Prospectuses and Prospectuses, dated February 28, 2024, as supplementedS&P Dow Jones Indices (the “Index Provider”) has revised the methodology and weighting process for each Fund’s underlying index. Accordingly, effective immediately, in each Fund’s Summary Prospectus and Prospectus, the second and third sentences of the first paragraph of the “Principal Investment Strategy” section are replaced in their entirety with the following:The Index is one of eleven Select Sector Indexes developed and maintained in accordance with the following criteria: (1) each of the component securities in the Index is a constituent of the S&P 500® Index and (2) the Index is calculated by the Index Provider based on a proprietary “modified market capitalization” methodology which means that modifications may be made to the market capitalization weights of single stock concentrations in order to conform to the requirements of the Internal Revenue Code of 1986, as amended.
Direxion Daily Consumer Discretionary Bull 3X Shares
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Direxion Daily Energy Bull 2X Shares (ERX)
Direxion Daily Energy Bear 2X Shares (ERY)
Direxion Daily Consumer Discretionary Bull 3X Shares (WANT)
Direxion Daily Financial Bull 3X Shares (FAS)
Direxion Daily Financial Bear 3X Shares (FAZ)
Direxion Daily Healthcare Bull 3X Shares (CURE)
Direxion Daily Real Estate Bull 3X Shares (DRN)
Direxion Daily Real Estate Bear 3X Shares (DRV)
Direxion Daily Industrials Bull 3X Shares (DUSL)
Direxion Daily Technology Bull 3X Shares (TECL)
Direxion Daily Technology Bear 3X Shares (TECS)
Direxion Daily Utilities Bull 3X Shares (UTSL)
(each, a “Fund” and together, the “Funds”)Supplement dated September 25, 2024 to the
Summary Prospectuses and Prospectuses, dated February 28, 2024, as supplementedS&P Dow Jones Indices (the “Index Provider”) has revised the methodology and weighting process for each Fund’s underlying index. Accordingly, effective immediately, in each Fund’s Summary Prospectus and Prospectus, the second and third sentences of the first paragraph of the “Principal Investment Strategy” section are replaced in their entirety with the following:The Index is one of eleven Select Sector Indexes developed and maintained in accordance with the following criteria: (1) each of the component securities in the Index is a constituent of the S&P 500® Index and (2) the Index is calculated by the Index Provider based on a proprietary “modified market capitalization” methodology which means that modifications may be made to the market capitalization weights of single stock concentrations in order to conform to the requirements of the Internal Revenue Code of 1986, as amended.
Direxion Daily Financial Bull 3X Shares
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Direxion Daily Energy Bull 2X Shares (ERX)
Direxion Daily Energy Bear 2X Shares (ERY)
Direxion Daily Consumer Discretionary Bull 3X Shares (WANT)
Direxion Daily Financial Bull 3X Shares (FAS)
Direxion Daily Financial Bear 3X Shares (FAZ)
Direxion Daily Healthcare Bull 3X Shares (CURE)
Direxion Daily Real Estate Bull 3X Shares (DRN)
Direxion Daily Real Estate Bear 3X Shares (DRV)
Direxion Daily Industrials Bull 3X Shares (DUSL)
Direxion Daily Technology Bull 3X Shares (TECL)
Direxion Daily Technology Bear 3X Shares (TECS)
Direxion Daily Utilities Bull 3X Shares (UTSL)
(each, a “Fund” and together, the “Funds”)Supplement dated September 25, 2024 to the
Summary Prospectuses and Prospectuses, dated February 28, 2024, as supplementedS&P Dow Jones Indices (the “Index Provider”) has revised the methodology and weighting process for each Fund’s underlying index. Accordingly, effective immediately, in each Fund’s Summary Prospectus and Prospectus, the second and third sentences of the first paragraph of the “Principal Investment Strategy” section are replaced in their entirety with the following:The Index is one of eleven Select Sector Indexes developed and maintained in accordance with the following criteria: (1) each of the component securities in the Index is a constituent of the S&P 500® Index and (2) the Index is calculated by the Index Provider based on a proprietary “modified market capitalization” methodology which means that modifications may be made to the market capitalization weights of single stock concentrations in order to conform to the requirements of the Internal Revenue Code of 1986, as amended.
Direxion Daily Utilities Bull 3X Shares
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Direxion Daily Energy Bull 2X Shares (ERX)
Direxion Daily Energy Bear 2X Shares (ERY)
Direxion Daily Consumer Discretionary Bull 3X Shares (WANT)
Direxion Daily Financial Bull 3X Shares (FAS)
Direxion Daily Financial Bear 3X Shares (FAZ)
Direxion Daily Healthcare Bull 3X Shares (CURE)
Direxion Daily Real Estate Bull 3X Shares (DRN)
Direxion Daily Real Estate Bear 3X Shares (DRV)
Direxion Daily Industrials Bull 3X Shares (DUSL)
Direxion Daily Technology Bull 3X Shares (TECL)
Direxion Daily Technology Bear 3X Shares (TECS)
Direxion Daily Utilities Bull 3X Shares (UTSL)
(each, a “Fund” and together, the “Funds”)Supplement dated September 25, 2024 to the
Summary Prospectuses and Prospectuses, dated February 28, 2024, as supplementedS&P Dow Jones Indices (the “Index Provider”) has revised the methodology and weighting process for each Fund’s underlying index. Accordingly, effective immediately, in each Fund’s Summary Prospectus and Prospectus, the second and third sentences of the first paragraph of the “Principal Investment Strategy” section are replaced in their entirety with the following:The Index is one of eleven Select Sector Indexes developed and maintained in accordance with the following criteria: (1) each of the component securities in the Index is a constituent of the S&P 500® Index and (2) the Index is calculated by the Index Provider based on a proprietary “modified market capitalization” methodology which means that modifications may be made to the market capitalization weights of single stock concentrations in order to conform to the requirements of the Internal Revenue Code of 1986, as amended.
Direxion Daily Energy Bull 2X Shares
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Direxion Daily Energy Bull 2X Shares (ERX)
Direxion Daily Energy Bear 2X Shares (ERY)
Direxion Daily Consumer Discretionary Bull 3X Shares (WANT)
Direxion Daily Financial Bull 3X Shares (FAS)
Direxion Daily Financial Bear 3X Shares (FAZ)
Direxion Daily Healthcare Bull 3X Shares (CURE)
Direxion Daily Real Estate Bull 3X Shares (DRN)
Direxion Daily Real Estate Bear 3X Shares (DRV)
Direxion Daily Industrials Bull 3X Shares (DUSL)
Direxion Daily Technology Bull 3X Shares (TECL)
Direxion Daily Technology Bear 3X Shares (TECS)
Direxion Daily Utilities Bull 3X Shares (UTSL)
(each, a “Fund” and together, the “Funds”)Supplement dated September 25, 2024 to the
Summary Prospectuses and Prospectuses, dated February 28, 2024, as supplementedS&P Dow Jones Indices (the “Index Provider”) has revised the methodology and weighting process for each Fund’s underlying index. Accordingly, effective immediately, in each Fund’s Summary Prospectus and Prospectus, the second and third sentences of the first paragraph of the “Principal Investment Strategy” section are replaced in their entirety with the following:The Index is one of eleven Select Sector Indexes developed and maintained in accordance with the following criteria: (1) each of the component securities in the Index is a constituent of the S&P 500® Index and (2) the Index is calculated by the Index Provider based on a proprietary “modified market capitalization” methodology which means that modifications may be made to the market capitalization weights of single stock concentrations in order to conform to the requirements of the Internal Revenue Code of 1986, as amended.
Direxion Daily Healthcare Bull 3X Shares
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Direxion Daily Energy Bull 2X Shares (ERX)
Direxion Daily Energy Bear 2X Shares (ERY)
Direxion Daily Consumer Discretionary Bull 3X Shares (WANT)
Direxion Daily Financial Bull 3X Shares (FAS)
Direxion Daily Financial Bear 3X Shares (FAZ)
Direxion Daily Healthcare Bull 3X Shares (CURE)
Direxion Daily Real Estate Bull 3X Shares (DRN)
Direxion Daily Real Estate Bear 3X Shares (DRV)
Direxion Daily Industrials Bull 3X Shares (DUSL)
Direxion Daily Technology Bull 3X Shares (TECL)
Direxion Daily Technology Bear 3X Shares (TECS)
Direxion Daily Utilities Bull 3X Shares (UTSL)
(each, a “Fund” and together, the “Funds”)Supplement dated September 25, 2024 to the
Summary Prospectuses and Prospectuses, dated February 28, 2024, as supplementedS&P Dow Jones Indices (the “Index Provider”) has revised the methodology and weighting process for each Fund’s underlying index. Accordingly, effective immediately, in each Fund’s Summary Prospectus and Prospectus, the second and third sentences of the first paragraph of the “Principal Investment Strategy” section are replaced in their entirety with the following:The Index is one of eleven Select Sector Indexes developed and maintained in accordance with the following criteria: (1) each of the component securities in the Index is a constituent of the S&P 500® Index and (2) the Index is calculated by the Index Provider based on a proprietary “modified market capitalization” methodology which means that modifications may be made to the market capitalization weights of single stock concentrations in order to conform to the requirements of the Internal Revenue Code of 1986, as amended.
Direxion Daily Financial Bear 3X Shares
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Direxion Daily Energy Bull 2X Shares (ERX)
Direxion Daily Energy Bear 2X Shares (ERY)
Direxion Daily Consumer Discretionary Bull 3X Shares (WANT)
Direxion Daily Financial Bull 3X Shares (FAS)
Direxion Daily Financial Bear 3X Shares (FAZ)
Direxion Daily Healthcare Bull 3X Shares (CURE)
Direxion Daily Real Estate Bull 3X Shares (DRN)
Direxion Daily Real Estate Bear 3X Shares (DRV)
Direxion Daily Industrials Bull 3X Shares (DUSL)
Direxion Daily Technology Bull 3X Shares (TECL)
Direxion Daily Technology Bear 3X Shares (TECS)
Direxion Daily Utilities Bull 3X Shares (UTSL)
(each, a “Fund” and together, the “Funds”)Supplement dated September 25, 2024 to the
Summary Prospectuses and Prospectuses, dated February 28, 2024, as supplementedS&P Dow Jones Indices (the “Index Provider”) has revised the methodology and weighting process for each Fund’s underlying index. Accordingly, effective immediately, in each Fund’s Summary Prospectus and Prospectus, the second and third sentences of the first paragraph of the “Principal Investment Strategy” section are replaced in their entirety with the following:The Index is one of eleven Select Sector Indexes developed and maintained in accordance with the following criteria: (1) each of the component securities in the Index is a constituent of the S&P 500® Index and (2) the Index is calculated by the Index Provider based on a proprietary “modified market capitalization” methodology which means that modifications may be made to the market capitalization weights of single stock concentrations in order to conform to the requirements of the Internal Revenue Code of 1986, as amended.
Direxion Daily Real Estate Bull 3X Shares
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Direxion Daily Energy Bull 2X Shares (ERX)
Direxion Daily Energy Bear 2X Shares (ERY)
Direxion Daily Consumer Discretionary Bull 3X Shares (WANT)
Direxion Daily Financial Bull 3X Shares (FAS)
Direxion Daily Financial Bear 3X Shares (FAZ)
Direxion Daily Healthcare Bull 3X Shares (CURE)
Direxion Daily Real Estate Bull 3X Shares (DRN)
Direxion Daily Real Estate Bear 3X Shares (DRV)
Direxion Daily Industrials Bull 3X Shares (DUSL)
Direxion Daily Technology Bull 3X Shares (TECL)
Direxion Daily Technology Bear 3X Shares (TECS)
Direxion Daily Utilities Bull 3X Shares (UTSL)
(each, a “Fund” and together, the “Funds”)Supplement dated September 25, 2024 to the
Summary Prospectuses and Prospectuses, dated February 28, 2024, as supplementedS&P Dow Jones Indices (the “Index Provider”) has revised the methodology and weighting process for each Fund’s underlying index. Accordingly, effective immediately, in each Fund’s Summary Prospectus and Prospectus, the second and third sentences of the first paragraph of the “Principal Investment Strategy” section are replaced in their entirety with the following:The Index is one of eleven Select Sector Indexes developed and maintained in accordance with the following criteria: (1) each of the component securities in the Index is a constituent of the S&P 500® Index and (2) the Index is calculated by the Index Provider based on a proprietary “modified market capitalization” methodology which means that modifications may be made to the market capitalization weights of single stock concentrations in order to conform to the requirements of the Internal Revenue Code of 1986, as amended.
Direxion Daily Energy Bear 2X Shares
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Direxion Daily Energy Bull 2X Shares (ERX)
Direxion Daily Energy Bear 2X Shares (ERY)
Direxion Daily Consumer Discretionary Bull 3X Shares (WANT)
Direxion Daily Financial Bull 3X Shares (FAS)
Direxion Daily Financial Bear 3X Shares (FAZ)
Direxion Daily Healthcare Bull 3X Shares (CURE)
Direxion Daily Real Estate Bull 3X Shares (DRN)
Direxion Daily Real Estate Bear 3X Shares (DRV)
Direxion Daily Industrials Bull 3X Shares (DUSL)
Direxion Daily Technology Bull 3X Shares (TECL)
Direxion Daily Technology Bear 3X Shares (TECS)
Direxion Daily Utilities Bull 3X Shares (UTSL)
(each, a “Fund” and together, the “Funds”)Supplement dated September 25, 2024 to the
Summary Prospectuses and Prospectuses, dated February 28, 2024, as supplementedS&P Dow Jones Indices (the “Index Provider”) has revised the methodology and weighting process for each Fund’s underlying index. Accordingly, effective immediately, in each Fund’s Summary Prospectus and Prospectus, the second and third sentences of the first paragraph of the “Principal Investment Strategy” section are replaced in their entirety with the following:The Index is one of eleven Select Sector Indexes developed and maintained in accordance with the following criteria: (1) each of the component securities in the Index is a constituent of the S&P 500® Index and (2) the Index is calculated by the Index Provider based on a proprietary “modified market capitalization” methodology which means that modifications may be made to the market capitalization weights of single stock concentrations in order to conform to the requirements of the Internal Revenue Code of 1986, as amended.
Direxion Daily Industrials Bull 3X Shares
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Direxion Daily Energy Bull 2X Shares (ERX)
Direxion Daily Energy Bear 2X Shares (ERY)
Direxion Daily Consumer Discretionary Bull 3X Shares (WANT)
Direxion Daily Financial Bull 3X Shares (FAS)
Direxion Daily Financial Bear 3X Shares (FAZ)
Direxion Daily Healthcare Bull 3X Shares (CURE)
Direxion Daily Real Estate Bull 3X Shares (DRN)
Direxion Daily Real Estate Bear 3X Shares (DRV)
Direxion Daily Industrials Bull 3X Shares (DUSL)
Direxion Daily Technology Bull 3X Shares (TECL)
Direxion Daily Technology Bear 3X Shares (TECS)
Direxion Daily Utilities Bull 3X Shares (UTSL)
(each, a “Fund” and together, the “Funds”)Supplement dated September 25, 2024 to the
Summary Prospectuses and Prospectuses, dated February 28, 2024, as supplementedS&P Dow Jones Indices (the “Index Provider”) has revised the methodology and weighting process for each Fund’s underlying index. Accordingly, effective immediately, in each Fund’s Summary Prospectus and Prospectus, the second and third sentences of the first paragraph of the “Principal Investment Strategy” section are replaced in their entirety with the following:The Index is one of eleven Select Sector Indexes developed and maintained in accordance with the following criteria: (1) each of the component securities in the Index is a constituent of the S&P 500® Index and (2) the Index is calculated by the Index Provider based on a proprietary “modified market capitalization” methodology which means that modifications may be made to the market capitalization weights of single stock concentrations in order to conform to the requirements of the Internal Revenue Code of 1986, as amended.
Direxion Daily Technology Bear 3X Shares
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Direxion Daily Energy Bull 2X Shares (ERX)
Direxion Daily Energy Bear 2X Shares (ERY)
Direxion Daily Consumer Discretionary Bull 3X Shares (WANT)
Direxion Daily Financial Bull 3X Shares (FAS)
Direxion Daily Financial Bear 3X Shares (FAZ)
Direxion Daily Healthcare Bull 3X Shares (CURE)
Direxion Daily Real Estate Bull 3X Shares (DRN)
Direxion Daily Real Estate Bear 3X Shares (DRV)
Direxion Daily Industrials Bull 3X Shares (DUSL)
Direxion Daily Technology Bull 3X Shares (TECL)
Direxion Daily Technology Bear 3X Shares (TECS)
Direxion Daily Utilities Bull 3X Shares (UTSL)
(each, a “Fund” and together, the “Funds”)Supplement dated September 25, 2024 to the
Summary Prospectuses and Prospectuses, dated February 28, 2024, as supplementedS&P Dow Jones Indices (the “Index Provider”) has revised the methodology and weighting process for each Fund’s underlying index. Accordingly, effective immediately, in each Fund’s Summary Prospectus and Prospectus, the second and third sentences of the first paragraph of the “Principal Investment Strategy” section are replaced in their entirety with the following:The Index is one of eleven Select Sector Indexes developed and maintained in accordance with the following criteria: (1) each of the component securities in the Index is a constituent of the S&P 500® Index and (2) the Index is calculated by the Index Provider based on a proprietary “modified market capitalization” methodology which means that modifications may be made to the market capitalization weights of single stock concentrations in order to conform to the requirements of the Internal Revenue Code of 1986, as amended.
Direxion Daily Technology Bull 3X Shares
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Direxion Daily Energy Bull 2X Shares (ERX)
Direxion Daily Energy Bear 2X Shares (ERY)
Direxion Daily Consumer Discretionary Bull 3X Shares (WANT)
Direxion Daily Financial Bull 3X Shares (FAS)
Direxion Daily Financial Bear 3X Shares (FAZ)
Direxion Daily Healthcare Bull 3X Shares (CURE)
Direxion Daily Real Estate Bull 3X Shares (DRN)
Direxion Daily Real Estate Bear 3X Shares (DRV)
Direxion Daily Industrials Bull 3X Shares (DUSL)
Direxion Daily Technology Bull 3X Shares (TECL)
Direxion Daily Technology Bear 3X Shares (TECS)
Direxion Daily Utilities Bull 3X Shares (UTSL)
(each, a “Fund” and together, the “Funds”)Supplement dated September 25, 2024 to the
Summary Prospectuses and Prospectuses, dated February 28, 2024, as supplementedS&P Dow Jones Indices (the “Index Provider”) has revised the methodology and weighting process for each Fund’s underlying index. Accordingly, effective immediately, in each Fund’s Summary Prospectus and Prospectus, the second and third sentences of the first paragraph of the “Principal Investment Strategy” section are replaced in their entirety with the following:The Index is one of eleven Select Sector Indexes developed and maintained in accordance with the following criteria: (1) each of the component securities in the Index is a constituent of the S&P 500® Index and (2) the Index is calculated by the Index Provider based on a proprietary “modified market capitalization” methodology which means that modifications may be made to the market capitalization weights of single stock concentrations in order to conform to the requirements of the Internal Revenue Code of 1986, as amended.
Direxion Daily Real Estate Bear 3X Shares
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Direxion Daily Energy Bull 2X Shares (ERX)
Direxion Daily Energy Bear 2X Shares (ERY)
Direxion Daily Consumer Discretionary Bull 3X Shares (WANT)
Direxion Daily Financial Bull 3X Shares (FAS)
Direxion Daily Financial Bear 3X Shares (FAZ)
Direxion Daily Healthcare Bull 3X Shares (CURE)
Direxion Daily Real Estate Bull 3X Shares (DRN)
Direxion Daily Real Estate Bear 3X Shares (DRV)
Direxion Daily Industrials Bull 3X Shares (DUSL)
Direxion Daily Technology Bull 3X Shares (TECL)
Direxion Daily Technology Bear 3X Shares (TECS)
Direxion Daily Utilities Bull 3X Shares (UTSL)
(each, a “Fund” and together, the “Funds”)Supplement dated September 25, 2024 to the
Summary Prospectuses and Prospectuses, dated February 28, 2024, as supplementedS&P Dow Jones Indices (the “Index Provider”) has revised the methodology and weighting process for each Fund’s underlying index. Accordingly, effective immediately, in each Fund’s Summary Prospectus and Prospectus, the second and third sentences of the first paragraph of the “Principal Investment Strategy” section are replaced in their entirety with the following:The Index is one of eleven Select Sector Indexes developed and maintained in accordance with the following criteria: (1) each of the component securities in the Index is a constituent of the S&P 500® Index and (2) the Index is calculated by the Index Provider based on a proprietary “modified market capitalization” methodology which means that modifications may be made to the market capitalization weights of single stock concentrations in order to conform to the requirements of the Internal Revenue Code of 1986, as amended.